Fair Value of Assets and Liabilities - Summary of Assets or Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Available for sale investments	¥ 1,006,783	¥ 609,058
Total Assets	1,006,783	609,058
Fair Value, Inputs, Level 1 [Member]
Assets
Available for sale investments	0	0
Total Assets	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Available for sale investments	1,006,783	609,058
Total Assets	1,006,783	609,058
Fair Value, Inputs, Level 3 [Member]
Assets
Available for sale investments	0	0
Total Assets	¥ 0	¥ 0